CRUDE OIL AND NATURAL GAS SALES - Revenue by Country and by Product (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	$ 737,205	$ 1,254,806	$ 1,292,736
Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	587,092	992,996
Natural gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	131,337	237,739
Natural gas liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	16,685	21,513
Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	2,091	2,558
Canada
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	96,498	177,299	198,263
Canada | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	78,798	145,814
Canada | Natural gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	12,307	21,776
Canada | Natural gas liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	3,452	7,158
Canada | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	1,942	2,551
U.S.
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	640,707	1,077,507	$ 1,094,473
U.S. | Crude Oil
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	508,294	847,182
U.S. | Natural gas
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	119,030	215,963
U.S. | Natural gas liquids
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	13,233	14,355
U.S. | Other
Oil and natural gas revenue by country and by product
Crude oil and natural gas sales, net of royalties	$ 149	$ 7